11 Investments (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		R$ 6,803,880		R$ 5,547,637		R$ 3,775,093	R$ 6,701,864
Financial investments		1,687,504		2,357,613
Trade accounts receivable		2,285,750		3,075,218
Inventories		7,625,084		8,486,577
Taxes recoverable		1,238,011		423,188
Income tax and social contribution		439,933		423,900
Derivatives		4,712		27,714
Judicial deposits		2,571,683
Other receivables		732,997		691,968
Current assets		23,389,554		21,033,815
Non-current assets
Taxes recoverable		2,257,718		1,332,791
Income tax and social contribution		239,847		241,788
Deferred tax		2,662,596		1,104,158		1,165,726
Derivatives		17,877		46,664
Judicial deposits		1,508,880		169,536
Other receivables		369,642		377,909
Property, plant and equipment		32,315,181		31,759,890		29,761,610	29,761,610
Intangible		2,762,088		2,740,982
Right of use of assets		2,605,654
Non-current assets		44,739,483		37,773,718
Total assets		68,129,037		58,807,533
Current
Trade payables		9,116,989		8,341,252
Borrowings		774,924		737,436
Debenture		46,666		27,732
Braskem Idesa borrowings		744,408		10,504,592
Payroll and related charges		623,723		645,396
Taxes payable		322,886		432,005
Income tax and social contribution		34,856		69,268
Lease		676,291		9,767
Provision - geological event in Alagoas		1,450,476
Other financial liabilities		516,933
Other payables		1,908,008		1,998,630
Current liabilities		16,216,160		22,766,078
Non-current
Loan agreements		28,242,052		24,160,720
Braskem Idesa borrowings		9,237,318
Debentures		227,901		266,777
Loan to non-controlling shareholders of Braskem Idesa		2,395,887		2,183,830
Deferred income tax and social contribution		273,036		381,582
Lease		2,000,605		90,790
Provision - geological event in Alagoas		1,932,591
Other payables		3,658,781		3,303,086
Non-current liabilities		47,968,171		30,386,785
Shareholders' equity
Attributable to the Company's shareholders		4,885,298		6,531,070
Non-controlling interest in subsidiaries		(940,592)		(876,400)
Shareholders' equity		3,944,706		5,654,670		5,472,800	1,720,710
Total liabilities and shareholders' equity		68,129,037		58,807,533
Consolidated Braskem Without The Effect Of Braskem Idesa Consolidated [Member]
Current assets
Cash and cash equivalents		5,786,645		4,584,280		3,480,407	6,500,265
Financial investments		1,687,504		2,357,613
Trade accounts receivable		1,973,414		2,574,791
Inventories		7,028,641		7,907,429
Taxes recoverable		1,084,055		313,499
Income tax and social contribution		439,933		423,900
Derivatives		4,712		6,714
Judicial deposits		2,571,683
Other receivables		393,593		372,846
Current assets		20,970,180		18,541,072
Non-current assets
Taxes recoverable		2,257,652		1,332,730
Income tax and social contribution		239,847		241,788
Deferred tax		1,713,837		114,000
Related parties		6,729,486		6,137,206
Derivatives		17,877
Judicial deposits		1,508,880		169,536
Other receivables		369,137		377,356
Property, plant and equipment		20,488,870		20,102,981
Intangible		2,568,347		2,562,722
Right of use of assets		2,309,506
Non-current assets		38,203,439		31,038,319
Total assets		59,173,619		49,579,391
Current
Trade payables		8,903,168		8,099,755
Borrowings		774,924		737,436
Debenture		46,666		27,732
Payroll and related charges		598,147		617,079
Taxes payable		306,453		419,204
Income tax and social contribution		34,856		69,268
Lease		619,217		9,767
Provision - geological event in Alagoas		1,450,476
Other financial liabilities		516,933
Other payables		1,798,865		1,922,781
Current liabilities		15,049,705		11,903,022
Non-current
Loan agreements		28,242,052		24,160,720
Debentures		227,901		266,777
Loan to non-controlling shareholders of Braskem Idesa	[1]
Deferred income tax and social contribution		273,036		381,582
Provision for losses on subsidiaries		3,082,173		2,871,819
Lease		1,767,314		90,790
Provision - geological event in Alagoas		1,932,591
Other payables		3,625,695		3,292,738
Non-current liabilities		39,150,762		31,064,426
Shareholders' equity
Attributable to the Company's shareholders		4,886,089		6,531,070
Non-controlling interest in subsidiaries		87,063		80,873
Shareholders' equity		4,973,152		6,611,943
Total liabilities and shareholders' equity		59,173,619		49,579,391
Braskem Idesa Consolidated [Member]
Current assets
Cash and cash equivalents		1,017,235	[2]	963,357	[2]	R$ 294,686	R$ 201,599
Trade accounts receivable	[2]	331,838		627,879
Inventories	[2]	596,443		579,148
Taxes recoverable	[2]	153,956		109,689
Derivatives	[2]			21,000
Other receivables	[2]	339,404		319,122
Current assets	[2]	2,438,876		2,620,195
Non-current assets
Taxes recoverable	[2]	66		61
Deferred tax	[2]	948,759		990,158
Related parties	[2],[3]
Derivatives	[2]			46,664
Other receivables	[2]	505		553
Property, plant and equipment	[2]	12,537,615		12,365,063	[4]
Intangible	[2]	193,741		178,260
Right of use of assets	[2]	296,148
Non-current assets	[2]	13,976,834		13,580,759
Total assets	[2]	16,415,710		16,200,954
Current
Trade payables	[2]	233,323		368,949
Braskem Idesa borrowings	[2]	744,408		10,504,592
Payroll and related charges	[2]	25,576		28,317
Taxes payable	[2]	16,433		12,801
Lease	[2]	57,074
Other payables	[2]	109,143		75,849
Current liabilities	[2]	1,185,957		10,990,508
Non-current
Braskem Idesa borrowings	[2]	9,237,318
Accounts payable to related parties	[2]	6,714,236		6,147,768	[3]
Loan to non-controlling shareholders of Braskem Idesa	[2]	2,395,887		2,183,830
Provision for losses on subsidiaries	[2],[5]
Lease	[2]	233,291
Other payables	[2]	33,086		10,348
Non-current liabilities	[2]	18,613,818		8,341,946
Shareholders' equity
Attributable to the Company's shareholders	[2]	(3,384,065)		(3,131,500)
Shareholders' equity	[2]	(3,384,065)		(3,131,500)
Total liabilities and shareholders' equity	[2]	16,415,710		16,200,954
Eliminations [Member]
Current assets
Trade accounts receivable		(19,502)		(127,452)
Current assets		(19,502)		(127,452)
Non-current assets
Related parties		(6,729,486)		(6,137,206)
Property, plant and equipment		(711,304)		(708,154)
Non-current assets		(7,440,790)		(6,845,360)
Total assets		(7,460,292)		(6,972,812)
Current
Trade payables		(19,502)		(127,452)
Current liabilities		(19,502)		(127,452)
Non-current
Accounts payable to related parties		(6,714,236)		(6,147,768)
Provision for losses on subsidiaries		(3,082,173)		(2,871,819)
Non-current liabilities		(9,796,409)		(9,019,587)
Shareholders' equity
Attributable to the Company's shareholders		3,383,274		3,131,500
Non-controlling interest in subsidiaries		(1,027,655)		(957,273)
Shareholders' equity		2,355,619		2,174,227
Total liabilities and shareholders' equity		R$ (7,460,292)		R$ (6,972,812)

[1]	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholder. These proceeds were used by Braskem Idesa to fund its construction project.
[2]	Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Servicos.
[3]	Loan from Braskem Holanda as part of shareholders' contribution to the Braskem Idesa project.
[4]	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
[5]	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.